Net Income per Share	12 Months Ended
Dec. 31, 2011
Net Income per Share
Net Income per Share
17. Net Income per Share

The following is a reconciliation of the calculation of basic and dilutive income per share.

(In thousands, except per share amounts)	2011	2010
Net income	$2,546	$2,240
Less: Preferred stock dividends and discount accretion	1,558	1,520
Income available to common shareholders	$988	$720
Weighted average common shares outstanding - Basic	7,333	7,173
Plus: Potential dilutive common stock	402	274
Weighted average common shares outstanding - Diluted	7,735	7,447
Net income per common share -
Basic	$0.13	$0.10
Diluted	0.13	0.10
Stock options and common stock excluded from the income per share computation as their effect would have been anti-dilutive	372	444

The "potential dilutive common stock" and the "stock options and common stock excluded from the income per share calculation as their effect would have been anti-dilutive" shown in the prior table includes the impact of 764,778 common stock warrants issued to the U.S. Department of Treasury under the Capital Purchase Program in December 2008, as applicable.  These warrants were dilutive for the years ended December 31, 2011 and 2010.